SUBSEQUENT EVENTS - (Details)					12 Months Ended
	Jun. 09, 2020 USD ($) day $ / shares Rate	Jun. 05, 2020 USD ($) shares	Oct. 08, 2019 USD ($)	Oct. 10, 2018 USD ($)	Sep. 27, 2019 USD ($)	Sep. 28, 2018 USD ($)	Sep. 29, 2017 USD ($)	Jun. 06, 2020 USD ($)	Jun. 04, 2020 USD ($) $ / shares	May 01, 2017 USD ($)
Subsequent Event [Line Items]
Payments of debt issuance costs					$ 500,000	$ 400,000	$ 11,900,000
Subsequent Event
Subsequent Event [Line Items]
Payment of hedge transactions from proceeds of convertible debt		$ 11,200,000
Payment of hedge transactions from proceeds of warrant transactions		49,800,000
Payments for hedge, financing activities		$ 61,000,000.0
Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit commitment										$ 400,000,000.0
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Permanent reduction in the revolving credit commitment			$ (25,000,000.0)
Revolving credit commitment			125,000,000.0
Revolving Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Permanent reduction in the revolving credit commitment				$ (50,000,000.0)
Revolving credit commitment				$ 150,000,000.0						$ 200,000,000.0
Revolving Credit Facility | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Permanent reduction in the revolving credit commitment			25,000,000.0
Revolving credit commitment			$ 125,000,000.0					$ 100,000,000
Convertible Debt | Convertible Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount	$ 200,000,000.0								$ 200,000,000.0
Debt instrument, interest rate, stated percentage	4.00%
Proceeds from convertible debt	$ 193,100,000
Debt instrument, convertible, conversion ratio | Rate	4.805%
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 20.81								$ 20.81
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%
Debt instrument, convertible, threshold trading days | day	20
Debt instrument, convertible, threshold consecutive trading days | day	30
Debt instrument, convertible, consecutive business days | day	5
Debt instrument, convertible, consecutive trading day measurement period | day	5
Debt instrument, convertible, threshold for measurement period	98.00%
Debt instrument, convertible, number of equity instruments (in shares) | shares		9,600,000
Exercise price of warrants (in dollars per share) | $ / shares									$ 24.975
Percent increase of strike price over sale price									50.00%
Convertible debt									$ 152,300,000
Debt instrument, convertible, carrying amount of equity component									$ 47,700,000
Debt instrument, convertible, hypothetical interest rate									10.45%
Debt instrument, interest rate, effective percentage									10.90%
Payment of financing and stock issuance costs		$ 6,900,000
Payments of debt issuance costs		5,300,000
Payments of stock issuance costs		$ 1,600,000